Employment and Compensation Arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Employment and Compensation Arrangements
Summary of stock option activity

	Number	Weighted	Weighted Average	Aggregate
	of	Average Exercise	Remaining	Intrinsic
	Options	Price per Share	Contractual Life	Value
Outstanding as of December 31, 2018	185,601	$1,587.00	8.5	$13,293
2019 Transaction Related Modified options	24,339,097	—	—	—
Balance at December 31, 2018, as modified	24,524,698	12.44	8.5	13,293
Granted	2,321,348	17.55	7.7	5,431
Expired	(463,919)	11.47	—	—
Forfeited	(2,840,539)	12.97	—	—
Modified	(244,829)	13.36
Exercised	(2,416,534)	6.63	—	—
Outstanding as of December 31, 2019	20,880,225	$12.18	7.3	$105,119
Vested and exercisable at December 31, 2019	16,110,638	$11.12	7.0	$94,181

Summary of assumption used to value options granted during the period presented and their expected lives

	December 31,
	2019	2018	2017
Weighted-average expected dividend yield	—%	—%	—%
Expected volatility	19.52 - 20.26%	21.00 - 23.05%	24.84%-27.90%
Weighted-average expected volatility	19.87%	21.86%	27.50%
Weighted-average risk-free interest rate	2.43%	3.02%	2.53%
Expected life (in years)	7.3	8.5	9.0

Schedule of restricted stock units activity

		Weighted Average
		Grant Date Fair
	Number of Shares	Value per Share
Outstanding as of December 31, 2018	—	$—
Granted	327,398	16.66
Vested	(34,216)	15.90
Outstanding as of December 31, 2019	293,182	$16.75